Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2019
Mortgage Banking Activities [Abstract]
Analysis of Changes in Fair Value MSRs	Table 11.1 presents the changes in MSRs measured using the fair value method.

Table 11.1: Analysis of Changes in Fair Value MSRs

	Year ended December 31,
(in millions)	2019	2018	2017
Fair value, beginning of year	$14,649	13,625	12,959
Purchases	—	—	541
Servicing from securitizations or asset transfers (1)	1,933	2,010	2,263
Sales and other (2)	(286)	(71)	(23)
Net additions	1,647	1,939	2,781
Changes in fair value:
Due to changes in valuation model inputs or assumptions:
Mortgage interest rates (3)	(2,406)	1,337	(103)
Servicing and foreclosure costs (4)	48	818	96
Discount rates (5)	145	(830)	13
Prepayment estimates and other (6)	(356)	(365)	(132)
Net changes in valuation model inputs or assumptions	(2,569)	960	(126)
Changes due to collection/realization of expected cash flows over time (7)	(2,210)	(1,875)	(1,989)
Total changes in fair value	(4,779)	(915)	(2,115)
Fair value, end of year	$11,517	14,649	13,625

(1)
Includes impacts associated with exercising cleanup calls on securitizations as well as our right to repurchase delinquent loans from Government National Mortgage Association (GNMA) loan securitization pools. Total reported MSRs may increase upon repurchase due to servicing liabilities associated with these delinquent GNMA loans.

(2)
Includes sales and transfers of MSRs, which can result in an increase of total reported MSRs if the sales or transfers are related to nonperforming loan portfolios or portfolios with servicing liabilities.

(3)	Includes prepayment speed changes as well as other valuation changes due to changes in mortgage interest rates (such as changes in estimated interest earned on custodial deposit balances).

(4)	Includes costs to service and unreimbursed foreclosure costs.

(5)	Reflects discount rate assumption change, excluding portion attributable to changes in mortgage interest rates.

(6)
Represents changes driven by other valuation model inputs or assumptions including prepayment speed estimation changes and other assumption updates. Prepayment speed estimation changes are influenced by observed changes in borrower behavior and other external factors that occur independent of interest rate changes.

(7)
Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time

Analysis of Changes in Amortized MSRs
Table 11.2 presents the changes in amortized MSRs.

Table 11.2: Analysis of Changes in Amortized MSRs

	Year ended December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$1,443	1,424	1,406
Purchases	100	127	115
Servicing from securitizations or asset transfers	161	158	166
Amortization	(274)	(266)	(263)
Balance, end of year (1)	$1,430	1,443	1,424
Fair value of amortized MSRs:
Beginning of year	$2,288	2,025	1,956
End of year	1,872	2,288	2,025

(1)
Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) for multi-family properties and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs.

Managed Servicing Portfolio
We present the components of our managed servicing portfolio in Table 11.3 at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

Table 11.3: Managed Servicing Portfolio

(in billions)	Dec 31, 2019	Dec 31, 2018
Residential mortgage servicing:
Serviced for others	$1,063	1,164
Owned loans serviced (1)	343	334
Subserviced for others	2	4
Total residential servicing	1,408	1,502
Commercial mortgage servicing:
Serviced for others	566	543
Owned loans serviced	124	121
Subserviced for others	9	9
Total commercial servicing	699	673
Total managed servicing portfolio	$2,107	2,175
Total serviced for others	$1,629	1,707
Ratio of MSRs to related loans serviced for others	0.79%	0.94

(1)
Excludes loans serviced by third parties.

Mortgage Banking Noninterest Income
Table 11.4 presents the components of mortgage banking noninterest income.

Table 11.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2019	2018	2017
Servicing income, net:
Servicing fees:
Contractually specified servicing fees		$3,388	3,613	3,603
Late charges		129	162	172
Ancillary fees		143	182	199
Unreimbursed direct servicing costs (1)		(403)	(331)	(582)
Net servicing fees		3,257	3,626	3,392
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(A)	(2,569)	960	(126)
Changes due to collection/realization of expected cash flows over time (3)		(2,210)	(1,875)	(1,989)
Total changes in fair value of MSRs carried at fair value		(4,779)	(915)	(2,115)
Amortization		(274)	(266)	(263)
Net derivative gains (losses) from economic hedges (4)	(B)	2,318	(1,072)	413
Total servicing income, net		522	1,373	1,427
Net gains on mortgage loan origination/sales activities (5)		2,193	1,644	2,923
Total mortgage banking noninterest income		$2,715	3,017	4,350
Market-related valuation changes to MSRs, net of hedge results (2)(4)	(A)+(B)	$(251)	(112)	287

(1)	Includes costs associated with foreclosures, unreimbursed interest advances to investors, and other interest costs.

(2)	Refer to the analysis of changes in fair value MSRs presented in Table 11.1 in this Note for more detail.

(3)	Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.

(4)	Represents results from economic hedges used to hedge the risk of changes in fair value of MSRs. See Note 18 (Derivatives) for additional discussion and detail.
(5)
Includes net gains (losses) of $(141) million, $857 million and $35 million at December 31, 2019, 2018 and 2017, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.